JOHN HANCOCK FUNDS

                           SUPPLEMENT TO PROSPECTUSES


John Hancock Money Market Funds Prospectus dated August 1, 2006
John Hancock Income Funds Class I Prospectus dated October 1, 2006
John Hancock Independence Diversified Core Equity Fund II Prospectus dated July 1, 2006
John Hancock Sector Funds Class A, B and C Prospectus dated March 1, 2007 John Hancock Sector Funds Class I Prospectus dated March 1, 2007
John Hancock Tax-Free Income Fund Class A, B and C Prospectus dated
January 1, 2007
John Hancock Technology Leaders Fund Class I Prospectus dated March 1, 2007 John Hancock Greater China Opportunities Fund Class NAV Prospectus dated March 1, 2007


On the back page of each prospectus, the paragraph under the heading "Statement of Additional Information (SAI)" has been deleted and replaced with:

     "The SAI contains more detailed information on all aspects of the funds. Each fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings as well as legal and regulatory matters. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (and is legally a part of) this prospectus."



June 25, 2007
MF0PS

------------------------------------------------------------- ------------------------------------------------------

John Hancock Bond Trust:
   John Hancock Government Income Fund dated 10/1/06,         John Hancock Municipal Securities Trust dated 1/1/07:
   John Hancock High Yield Fund dated 10/1/06, and               John Hancock High Yield Municipal Bond Fund and
   John Hancock Investment Grade Bond Fund dated 10/1/06         John Hancock Tax-Free Bond Fund
------------------------------------------------------------- ------------------------------------------------------

John Hancock California Tax-Free Income Fund:                 John Hancock Tax-Exempt Series Fund 1/1/07:
   John Hancock California Tax-Free Income Fund dated 1/0/07     John Hancock Massachusetts Tax-Free Income Fund
                                                                 John Hancock New York Tax-Free Income Fund
------------------------------------------------------------- ------------------------------------------------------

John Hancock Current Interest:                                John Hancock Series Trust dated 3/1/07:
   John Hancock Money Market Fund dated 8/1/06                   John Hancock Mid Cap Equity Fund, John Hancock
   John Hancock U. S. Government Cash Reserve dated 8/1/06       Multi Cap Growth Fund, John Hancock Real Estate
                                                                 Fund and John Hancock Technology Fund
------------------------------------------------------------- ------------------------------------------------------

John Hancock Equity Trust dated 3/1/07:                       John Hancock Sovereign Bond Fund
   John Hancock Small Cap Fund and                               John Hancock Bond Fund dated 10/1/06
   John Hancock Technology Leaders Fund
------------------------------------------------------------- ------------------------------------------------------

John Hancock Investment Trust II dated 3/1/07:
   John Hancock Financial Industries Fund,                    John Hancock Strategic Series:
   John Hancock Regional Bank Fund and                           John Hancock Strategic Income Fund dated 10/1/06
   John Hancock Small Cap Equity Fund
------------------------------------------------------------- ------------------------------------------------------

John Hancock Investment Trust III dated 3/1/07:               John Hancock World Fund 3/1/07:
   John Hancock Greater China Opportunities Fund                 John Hancock Health Sciences Fund
------------------------------------------------------------- ------------------------------------------------------
John Hancock Institutional Series Trust:
   John Hancock Independence Diversified
    Core Equity Fund II dated 7/1/06
------------------------------------------------------------- ------------------------------------------------------

             Supplement to the Statements of Additional Information

The following new section has been added to this Statement of Additional Information before the Appendices:

LEGAL AND REGULATORY MATTERS

On June 25, 2007, John Hancock Advisers, LLC (the "Adviser") and John Hancock Funds, LLC (the "Distributor") and two of their affiliates (collectively, the "John Hancock Affiliates") reached a settlement with the Securities and Exchange Commission ("SEC") that resolved an investigation of certain practices relating to the John Hancock Affiliates' variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and the Distributor agreed to pay disgorgement of $2,087,477 and prejudgment interest of $359,460 to entities, including certain John Hancock Funds, that participated in the Adviser's directed brokerage program during the period from 2000 to October 2003. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to the entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in October 2003.



June 25, 2007
MFSAIS  6/07